Supplemental Cash Flow Information - Movements on Liabilities from Financing Activities (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Net liabilities, Beginning balance	¥ 165,138	¥ 22,317	¥ 21,925
Net liabilities as adjusted, Beginning balance	213,151
Cash flows	(10,287)	148,990	(108)
Increase due to business combinations	94	9	496
New lease contracts	18,520
Lease disposals	(308)
Decrease due to loss of control of subsidiaries		(79)
Interest expenses	1,935	200
Recognition of stock acquisition rights through issuance of corporate bonds and deferred tax liabilities		(6,092)
Foreign currency translation adjustments	(406)	(207)	4
Net liabilities, Ending balance	222,699	165,138	22,317
Previously Reported [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Net liabilities, Beginning balance	165,138
Net liabilities, Ending balance		165,138
Adjustment on adoption of new accounting standards [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Net liabilities, Beginning balance	48,013
Net liabilities, Ending balance		48,013
Short-term borrowings [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Net liabilities, Beginning balance	23,000	22,224	21,925
Net liabilities as adjusted, Beginning balance	23,000
Cash flows	98	966	(107)
Transfer of liquidity		78
Increase due to business combinations	94		405
Decrease due to loss of control of subsidiaries		(79)
Foreign currency translation adjustments	15	(189)	1
Net liabilities, Ending balance	23,207	23,000	22,224
Short-term borrowings [member] | Previously Reported [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Net liabilities, Beginning balance	23,000
Net liabilities, Ending balance		23,000
Long-term borrowings [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Net liabilities, Beginning balance	6	93
Net liabilities as adjusted, Beginning balance	6
Cash flows	(2)		(1)
Transfer of liquidity		(78)
Increase due to business combinations		9	91
Foreign currency translation adjustments		(18)	3
Net liabilities, Ending balance	4	6	¥ 93
Long-term borrowings [member] | Previously Reported [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Net liabilities, Beginning balance	6
Net liabilities, Ending balance		6
Long Term Corporate Bond [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Net liabilities, Beginning balance	142,132
Net liabilities as adjusted, Beginning balance	142,132
Cash flows		148,024
Interest expenses	719	200
Recognition of stock acquisition rights through issuance of corporate bonds and deferred tax liabilities		(6,092)
Net liabilities, Ending balance	142,851	142,132
Long Term Corporate Bond [member] | Previously Reported [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Net liabilities, Beginning balance	142,132
Net liabilities, Ending balance		142,132
Lease liabilities [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Net liabilities as adjusted, Beginning balance	48,013
Cash flows	(10,383)
New lease contracts	18,520
Lease disposals	(308)
Interest expenses	1,216
Foreign currency translation adjustments	(421)
Net liabilities, Ending balance	56,637
Lease liabilities [member] | Adjustment on adoption of new accounting standards [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Net liabilities, Beginning balance	¥ 48,013
Net liabilities, Ending balance		¥ 48,013